Long term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of long term debt	Long term debt is as follows:

	December 31, 2014	December 31, 2013
Credit Facility (note 13(b))	$5,536	$—
Series 1 Debentures (note 13(c))	58,733	75,000
	$64,269	$75,000